Segment Information - Group's operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues
Total revenues	¥ 1,257,874	$ 182,375	¥ 1,692,463	¥ 1,294,988
Cost of revenues
Cost of revenues	(393,292)	(57,022)	(327,889)	(212,206)
Gross profit:
Gross profit	864,582	$ 125,353	¥ 1,364,574	1,082,782
Wuhan Miracle
Segment Reporting Information [Line Items]
Equity method investment ownership percentage			91.77%
Operating Segments
Revenues
Total revenues	1,259,509		¥ 1,692,463	1,294,988
Cost of revenues
Cost of revenues	(394,309)		(327,909)	(212,206)
Gross profit:
Gross profit	865,200		1,364,554	1,082,782
Operating Segments | So Young
Revenues
Total revenues	1,017,170		1,580,507	1,294,988
Cost of revenues
Cost of revenues	(259,940)		(249,767)	(212,206)
Gross profit:
Gross profit	757,230		1,330,740	¥ 1,082,782
Operating Segments | Wuhan Miracle
Revenues
Total revenues	242,339		111,956
Cost of revenues
Cost of revenues	(134,369)		(78,142)
Gross profit:
Gross profit	107,970		33,814
Eliminations
Revenues
Total revenues	(1,635)
Cost of revenues
Cost of revenues	1,017		20
Gross profit:
Gross profit	¥ (618)		¥ 20